RELATED PARTY TRANSACTIONS - SwissMarine (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	May 31, 2020
Related Party Transaction [Line Items]
Repayments of loans receivable from related party	$ 5,350	$ 0
Revenue from related parties	10,582	3,576
SwissMarine Pte. Ltd. ("SwissMarine")
Related Party Transaction [Line Items]
Shareholder loan			$ 10,700	$ 5,300
Subordinated shareholder loan, term			5 years
Spread on variable rate (percent			2.00%
Revenue from related parties	$ 7,267	$ 0